Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	CLEANTECH ACQUISITION CORP.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Central Index Key	0001849820
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE